Consolidated Statements of Income - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Interest and Dividend Income
Interest on loans, including fees		$ 40,058,000		$ 43,812,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock		3,379,000		1,109,000
Total Interest and Dividend Income		43,437,000		44,921,000
Interest Expense
Interest on deposits		23,141,000		18,811,000
Interest on Federal Home Loan Bank short-term borrowings		61,000		3,907,000
Interest on Federal Home Loan Bank long-term borrowings		484,000		1,326,000
Interest on Federal Reserve Bank borrowings		0		34,000
Interest on subordinated debt		1,934,000		1,449,000
Total Interest Expense		25,620,000		25,527,000
Net Interest Income		17,817,000		19,394,000
Provision for (Recovery of) Credit Losses		1,506,000	[1]	(45,000)	[2]
Provision for Off-Balance Sheet Credit Exposures		28,000		202,000
Total Provision for Credit Losses		1,534,000		157,000
Net Interest Income after Provision for Credit Losses		16,283,000		19,237,000
Non-Interest Income
Insurance commissions		744,000		663,000
Income from bank-owned life insurance		118,000		102,000
Net gain on loans held for sale		3,699,000		2,620,000
Gain on the sale of SBA loans		453,000		468,000
Gain on sale-leaseback transaction		1,485,000		0
Total Non-Interest Income, net		8,156,000		5,292,000
Non-Interest Expense
Salaries and employee benefits		14,636,000		13,850,000
Directors’ fees and expenses		201,000		316,000
Occupancy and equipment		1,418,000		1,656,000
Data processing		1,298,000		1,051,000
Professional fees		769,000		932,000
FDIC deposit insurance assessment		614,000		867,000
Advertising		302,000		283,000
Amortization of other intangible		49,000		49,000
Other		1,731,000		1,913,000
Total Non-Interest Expense		21,018,000		20,917,000
Income from continuing operations before income taxes		3,421,000		3,612,000
Income taxes from continuing operations		1,190,000		1,228,000
Net income from continuing operations		2,389,000		2,282,000
Income (loss) from discontinued operations		564,000		(364,000)
Income tax (benefit) from discontinued operations		158,000		(102,000)
Net income (loss) from discontinued operations		406,000		(262,000)
Net income		$ 2,795,000		$ 2,020,000
Basic earnings per share from continuing operations (1) (in dollars per share)	[3]	$ 0.92		$ 1.02
Basic earnings per share from discontinued operations (1) (in dollars per share)	[3]	0.16		(0.12)
Earnings per share, net – basic (in dollars per share)		$ 1.08		$ 0.9
Average shares outstanding - basic (in shares)		2,578,804		2,254,444
Diluted earnings per share from continuing operations (1) (in dollars per share)	[3]	$ 0.92		$ 1
Diluted earnings per share from discontinued operations (1) (in dollars per share)	[3]	0.16		(0.11)
Earnings per share, net - diluted (in dollars per share)		$ 1.08		$ 0.89
Average shares outstanding - diluted (in shares)		2,578,804		2,275,034
Continuing Operations [Member]
Non-Interest Expense
Income taxes from continuing operations		$ 1,032,000		$ 1,330,000
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue		909,000		600,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue		20,000		94,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue		612,000		510,000
Loan Servicing Fee [Member]
Non-Interest Income
Non-interest revenue		$ 116,000		$ 235,000

[1]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2024, the total provision of credit losses of $1.5 million includes a provision of $28,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.
[2]	Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.
[3]	Earnings per share from continuing operations and discontinued operations for the year ended December 31, 2024 reflect the reclassification of the gain on sale of OCH.)